Summary of Principal Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) tier segment	Dec. 31, 2021 CNY (¥) tier segment	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	May 31, 2016
Significant Accounting Policies [Line Items]
Unrealized gains from long-term time deposit	$ 2,767,160	¥ 17,634,006		¥ 19,880,287	¥ 16,897,702
Time Deposits Pledged For Repayments Of Short-Term Bank Loans	12,553,746					¥ 80,000,000
Equity securities, realized gains	245,566	1,564,892		4,746,032	4,674,446
Equity securities, unrealized gain	425,265	2,710,043
Impairment loss				5,000,000
Unrealized gains on available-for-sale investments, net of reclassification	438,073	2,791,663
Interest income recognized in earnings	$ 85,421	¥ 544,352		18,667,117	0
Number of reporting unit | segment	1	1
Impairment of goodwill	$ 0	¥ 0	$ 0	0	0
Sublease rental revenue	11,720,369	74,689,226		77,676,665	74,893,930
Hotel manager fees	$ 20,561,070	¥ 131,027,473		112,729,886	115,638,242
Number of tiers membership | tier	4	4
Expiration period of non usage membership program	2 years	2 years
Membership program of renewal period	2 years	2 years
VAT rate							6.00%
Advertising and promotional expenses	$ 3,594,458	¥ 22,906,044		38,934,867	23,934,351
Government subsidies	2,666,657	16,993,539		20,094,745	9,880,735
Operating lease rental expenses	37,424,850	238,493,602		122,590,230	81,379,034
Employee benefits	5,746,033	36,617,173		25,666,575	28,700,397
Loans receivable, allowance	16,587,145			18,000,000		¥ 105,703,244
Foreign currency translation adjustments	(1,019,584)	(6,497,403)		(19,714,207)	2,933,162
Revenues	$ 189,270,620	¥ 1,206,145,958		930,010,096	1,091,793,135
Change in accounting principle, accounting standards update, adopted	true					true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2021					Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect	true					true
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201813Member	us-gaap:AccountingStandardsUpdate201813Member
Long-term time deposits pledged with banks as security	$ 20,399,837					¥ 130,000,000
Impairment of long-lived assets		¥ 0		0	0
Loans Receivable
Significant Accounting Policies [Line Items]
Receivables outstanding	$ 151,504,222			394,948,617		965,475,805
Loans Receivable | Credit Concentration Risk
Significant Accounting Policies [Line Items]
Appreciation in functional currency	2.34%	2.34%
Mainland China
Significant Accounting Policies [Line Items]
Concentration of credit risk	$ 44,541,794			434,229,811		283,847,034
Cayman Island
Significant Accounting Policies [Line Items]
Concentration of credit risk	5,017,373			196,456,442		31,973,714
Hong Kong
Significant Accounting Policies [Line Items]
Concentration of credit risk	11,441			185,772		72,907
Japan
Significant Accounting Policies [Line Items]
Concentration of credit risk	$ 270,259			1,183,983		¥ 1,722,251
RMB
Significant Accounting Policies [Line Items]
Foreign currency exchange rate	6.3726					6.3726
ASU 2016-01
Significant Accounting Policies [Line Items]
Equity securities, unrealized gain					8,223,212
Short-term Investments
Significant Accounting Policies [Line Items]
Equity securities, realized gains				2,314,688	65,715,647
Equity securities, realized loss	$ 70,931	¥ 452,014
Equity securities, unrealized losses	1,372,045	8,743,495		29,586,987	29,832,919
Long-term Investments
Significant Accounting Policies [Line Items]
Equity securities, unrealized gains (losses)	$ (2,206,077)	¥ (14,058,448)		¥ (9,247,254)	¥ (6,473,358)
Minimum
Significant Accounting Policies [Line Items]
Estimated life of paid membership program	3 years	3 years
Long term, maturity period	1 year	1 year
Maximum
Significant Accounting Policies [Line Items]
Estimated life of paid membership program	5 years	5 years
Long term, maturity period	3 years	3 years
Revenues | $	$ 1,070,000,000.00